J.P. Morgan Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
Supplement dated June 1, 1998 to the following Prospectuses:

     J.P. Morgan, J.P. Morgan Institutional and J.P. Morgan Institutional Service Prime Money Market Funds, each dated February 2, 1998

     J.P. Morgan, J.P. Morgan Institutional and J.P. Morgan Institutional Service Tax Exempt Money Market Funds, each dated February 2, 1998

     J.P. Morgan, J.P. Morgan Institutional and J.P. Morgan Institutional Service Federal Money Market Funds, each dated February 2, 1998

     J.P. Morgan Institutional and J.P. Morgan Institutional Service Treasury Money Market Funds, each dated February 2, 1998

     J.P. Morgan, J.P. Morgan Institutional and J.P. Morgan Institutional Service Money Market Funds, each dated February 2, 1998

J.P. Morgan and J.P. Morgan Institutional Short Term Bond Funds, each dated March 2, 1998
J.P. Morgan and J.P. Morgan Institutional Bond Funds, each dated March 2, 1998 J.P. Morgan and J.P. Morgan Institutional Tax Exempt Bond Funds, each dated March 2, 1998
J.P. Morgan and J.P. Morgan Institutional New York Total Return Bond Funds, each dated March 2, 1998
J.P. Morgan Emerging Markets Debt Fund, dated March 2, 1998
J.P. Morgan and J.P. Morgan Institutional Global Strategic Income Funds, each dated March 2, 1998
J.P. Morgan Institutional International Bond Fund, dated March 2, 1998
J.P. Morgan Institutional Bond Fund - Ultra, dated March 2, 1998
J.P. Morgan and J.P. Morgan Institutional Fixed Income Funds, each dated March 13, 1998
J.P. Morgan and J.P. Morgan Institutional U.S. Equity Funds, each dated January 2, 1998
J.P. Morgan and J.P. Morgan Institutional U.S. Small Company Funds, each dated January 2, 1998
J.P. Morgan U.S. Small Company Opportunities Fund, dated January 2, 1998
J.P. Morgan and J.P. Morgan Institutional Disciplined Equity Funds, each dated January 2, 1998
J.P. Morgan Tax Aware U.S. Equity Fund, dated January 2, 1998
J.P. Morgan Institutional Tax Aware Disciplined Equity Fund, dated January 2,
1998
J.P. Morgan and J.P. Morgan Institutional U.S. Equity Funds, each dated January 8, 1998
J.P. Morgan and J.P. Morgan Institutional Diversified Funds, each dated January 2, 1998
J.P. Morgan and J.P. Morgan Institutional International Equity Funds, each dated March 31, 1998
J.P. Morgan and J.P. Morgan Institutional International Opportunities Funds, each dated March 31, 1998
J.P. Morgan and J.P. Morgan Institutional Emerging Markets Equity Funds, each dated March 31, 1998
J.P. Morgan and J.P. Morgan Institutional European Equity Funds, each dated March 31, 1998
J.P. Morgan and J.P. Morgan Institutional Japan Equity Funds, each dated March 31, 1998
J.P. Morgan and J.P. Morgan Institutional International Equity Funds, each dated March 31, 1998
J.P. Morgan and J.P. Morgan Institutional California Bond Funds, each dated March 2, 1998

On May 14, 1998, a proxy statement was mailed to shareholders of record of the above funds as of April 13, 1998, in connection with a shareholder meeting to be held June 25, 1998.

The proxy statement includes proposals relating to the revision, and in some cases, elimination, of the funds' investment restrictions, including adoption of standardized investment restrictions for each of the funds; reclassification of investment objectives as nonfundamental-i.e., changeable by a vote of Trustees without a shareholder vote-for all funds whose investment objectives are currently fundamental (each fund except J.P. Morgan and J.P. Morgan Institutional Disciplined Equity, J.P. Morgan and J.P. Morgan Institutional International Opportunities, J.P. Morgan and J.P. Morgan Institutional Global Strategic Income, J.P. Morgan Emerging Markets Debt, J.P. Morgan U.S. Small Company Opportunities, J.P. Morgan Tax Aware U.S. Equity, J.P. Morgan
Institutional  Tax  Aware  Disciplined  Equity,  J.P.  Morgan  and  J.P.  Morgan
Institutional California Bond and J.P. Morgan Institutional and J.P. Morgan Institutional Service Treasury Money Market Funds); approval of new investment advisory agreements for all funds with J.P. Morgan Investment Management Inc., which are identical in all material respects to the current contracts with Morgan Guaranty Trust Company of New York; the amendment of the Declarations of Trust of J.P. Morgan and J.P. Morgan Institutional Funds to provide dollar-based voting rights for shareholders; election of Trustees and ratification of the selection of independent accountants.


In addition to the proposal that the Short Term Bond and New York Total Return Bond Funds' investment objectives be reclassified from fundamental to nonfundamental, it is being proposed that each such Funds' investment objective be changed as described below:


Fund Name               Current Investment Objective    Proposed Investment
                                                        Objective

Short Term Bond Fund    To  provide a high  total       To provide a high
                        return  while attempting to     total return, consistent
                        limit the likelihood of         with low volatility of
                        negative quarterly returns      principal

New York Total Return   To provide a high after tax     To provide a high level
Bond Fund               total return for New York       of income exempt from
                        residents, consistent with      Federal, New York State
                        moderate risk of capital        and local income taxes
                                                        consistent with moderate
                                                        risk of principal




In addition, if this proposal is adopted, New York Total Return Bond Fund will change its name to New York Tax Exempt Bond Fund.

If these proposals are approved, each fund's prospectus and statement of additional information will be revised after the meeting to reflect the implementation of the changes.

For further information regarding these proposals and how they will affect each fund, or to request a copy of the proxy statement, please call 800-521-5411.